Benefit Plans (Summary of Non-Vested Options and Restricted Shares) (Detail) (Restricted Stock, USD $)	12 Months Ended
Dec. 31, 2013
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Awarded, Non-vested Beginning Balance	1,292,739
Number of Shares Awarded, Granted	3,000
Number of Shares Awarded, Vested	(246,832)
Number of Shares, Awarded, Forfeited	(7,501)
Number of Shares Awarded, Non-vested Ending Balance	1,041,406
Weighted Average Grant Date Fair Value, Non-vested Beginning Balance	$ 13.69
Weighted Average Grant Date Fair Value, Granted	$ 18.18
Weighted Average Grant Date Fair Value, Vested	$ 13.54
Weighted Average Grant Date Fair Value, Forfeited	$ 13.80
Weighted Average Grant Date Fair Value, Non-vested Ending Balance	$ 13.70